Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Securities Available for Sale

The amortized cost and fair value of securities as of December 31, 2013 and 2012, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2013
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$4,177	$4,192	$15	$-
After one year but within five years	48,011	47,578	203	(636)
After five years but within ten years	27,615	26,508	-	(1,107)
	79,803	78,278	218	(1,743)
Obligations of state and political subdivisions
Within one year	8,260	8,314	55	(1)
After one year but within five years	26,027	26,098	133	(62)
After five years but within ten years	7,224	7,182	56	(98)
After ten years	350	338	-	(12)
	41,861	41,932	244	(173)
Mortgage-backed securities	4,465	4,469	7	(3)
Equity securities	1,055	1,367	366	(54)
Total	$127,184	$126,046	$835	$(1,973)

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

Summary of Proceeds and Realized Gain/(Loss)

Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2013	2012	2011
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$-	$2	$6
Gross realized losses from called securities	(2)	-	-

Schedule of Unrealized Losses

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 (in thousands):

	Unrealized Losses at December 31, 2013

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$53,438	$(1,664)	$1,921	$(79)	$55,359	$(1,743)
Obligations of state and political
subdivisions	11,496	(130)	4,301	(43)	15,797	(173)
Mortgage-backed securities	308	(3)	-	-	308	(3)
Debt securities	65,242	(1,797)	6,222	(122)	71,464	(1,919)

Equity securities	-	-	266	(54)	266	(54)

Total temporarily impaired securities	$65,242	$(1,797)	$6,488	$(176)	$71,730	$(1,973)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)